Segment Information - Summary of Revenues from External Customers (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of revenues from external customers [Line Items]
Revenue	¥ 37,154,298	¥ 31,379,507	¥ 27,214,594
Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	37,154,298	31,379,507	27,214,594
Japan [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	17,583,196	15,991,436	14,948,931
Japan [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	6,742,304	6,425,184	6,820,590
North America [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	13,843,901	11,166,479	9,491,803
North America [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	13,578,084	10,953,472	9,437,314
Europe [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	4,273,735	3,867,847	3,134,489
Europe [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	3,970,857	3,495,785	2,734,152
Asia [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	8,044,906	6,530,566	5,045,295
Asia [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	7,150,555	6,017,646	5,057,397
Other [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	3,472,193	2,928,183	1,872,895
Other [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	¥ 5,712,497	¥ 4,487,420	¥ 3,165,141